Consolidated statements of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss for the period	€ (33,983,614)	€ (53,254,817)	€ (29,814,634)
Adjustments for
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	712,713	663,166	173,630
Net finance income	40,810	(3,513,355)	(7,701,731)
Share based payment expense	1,116,791	6,832,210	12,084,651
Net foreign exchange differences	(247,322)	(368,477)	(17,257)
Other non-cash adjustments	3,436	60,628	213,956
Working capital adjustments
Other assets	(1,554,611)	(2,364,399)	(893,602)
Current financial assets	0	0	(316,112)
Employee benefits	355,545	235,500	494,837
Other liabilities	8,960	(209,948)	304,627
Trade and other payables	(4,155,529)	5,734,795	2,243,137
Interest received	1,201,547	3,001,109	1,679,250
Interest paid	(26,387)	(20,903)	0
Net cash used in operating activities	(36,527,661)	(43,204,492)	(21,549,248)
Investing activities
Purchase of intangible assets and property and equipment	(94,189)	(594,889)	(806,531)
Purchase of non-current other financial assets	0	(75,543)	(209,705)
Proceeds from the disposal of non-current other financial assets	0	0	21,811
Purchase of current financial assets	(101,600,176)	(82,547,409)	(106,445,120)
Proceeds from the maturity of current financial assets	123,056,347	103,559,395	7,990,204
Net cash flows from/(used in) investing activities	21,361,982	20,341,554	(99,449,341)
Cash flow from financing activities
Proceeds from issuance of common shares	9,770,944	0	52,990,733
Transaction costs from issuance of common shares	(729,840)	0	(3,801,265)
Proceeds from exercise of share options	496,946	1,676	452,075
Repayment of leasing liabilities	(366,156)	(296,020)	0
Net cash flows from/(used in) financing activities	9,171,893	(294,344)	49,641,542
Net increase/(decrease) in cash and cash equivalents	(5,993,786)	(23,157,282)	(71,357,047)
Effect of exchange rate changes on cash and cash equivalents	(1,168,813)	902,321	3,461,399
Cash and cash equivalents at beginning of period	33,131,280	55,386,240	123,281,888
Cash and cash equivalents at end of period	€ 25,968,681	€ 33,131,280	€ 55,386,240